Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	7 Months Ended	12 Months Ended	13 Months Ended	19 Months Ended	25 Months Ended	31 Months Ended	37 Months Ended
	Jun. 28, 2023	Jul. 31, 2023	Jan. 31, 2024	Jul. 31, 2026	Jul. 31, 2024	Jan. 31, 2025	Jul. 31, 2025	Jan. 31, 2026	Jul. 31, 2026
C000243161 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Fund NAV
Accumulated Value	$ 10,000	$ 10,285	$ 10,721		$ 11,625	$ 12,544	$ 13,248	$ 14,194	$ 15,026
C000243162 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Fund NAV
Accumulated Value	10,000	10,316	10,499		11,565	12,530	12,696	13,659	14,150
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value	$ 10,000	$ 10,496	$ 11,171		$ 12,821	$ 14,118	$ 14,915	$ 16,426	$ 17,833